Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards		$ 26,705,200	$ 15,325,300
State net operating loss carryforwards		13,043,900	9,175,400
Unrecognized tax benefits		0	0	$ 0	$ 0
Interest and penalties		$ 0	$ 0
Open years related to all jurisdictions		2016
Open tax audits, description		The Company has no open tax audits with any taxing authority as of December 31, 2023.
Effective tax rate, percentage		0.00%	0.00%
Forecast [Member]
Operating Loss Carryforwards [Line Items]
Effective tax rate, percentage	0.00%
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards to expire		$ 124,500
Operating loss carryforwards indefinitely		26,580,700
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards to expire		10,666,100
Operating loss carryforwards indefinitely		$ 2,377,800